Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000212830 | 74441F876 | PGIM Securitized Credit Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000212830 | 46141T133 | Ambassador Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000212830 | 74676A469 | Putnam Mortgage Opportunities Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000212830 | 00191K336 | AQR Diversifying Strategies Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000212830 | 00191K765 | AQR Equity Market Neutral Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000212830 | 40168W715 | Guggenheim Floating Rate Strategies Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000212830 | 00191K310 | AQR Trend Total Return Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000212830 | 31423A432 | Federated Hermes MDT Market Neutral Fund, Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000212830 | 92837F755 | Virtus Seix Floating Rate High Income Fund, Class R6, Class R6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000212830 | 31846V336 | First American Government Obligations Fund Class X
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000212831 | 74441F876 | PGIM Securitized Credit Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000212831 | 46141T133 | Ambassador Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000212831 | 74676A469 | Putnam Mortgage Opportunities Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000212831 | 00191K336 | AQR Diversifying Strategies Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000212831 | 00191K765 | AQR Equity Market Neutral Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000212831 | 40168W715 | Guggenheim Floating Rate Strategies Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000212831 | 00191K310 | AQR Trend Total Return Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000212831 | 31423A432 | Federated Hermes MDT Market Neutral Fund, Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000212831 | 92837F755 | Virtus Seix Floating Rate High Income Fund, Class R6, Class R6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000212831 | 31846V336 | First American Government Obligations Fund Class X
Holdings [Line Items]
Percent of Net Asset Value	1.40%